Disposition of Property (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Discontinued Operations And Disposal Groups [Abstract]
Disposition of Property

NOTE 6 – DISPOSITION OF PROPERTY

The following table presents details of the Company’s disposition activity during the six months ended June 30, 2019. There were no dispositions during the six months ended June 30, 2020 (in thousands):

Multifamily Community	Location	Sale Date	Contract Sales Price	Net Gain on Disposition	Revenue Attributable to Property Sold	Net Loss Attributable to Property Sold (1)
Overton Trails	Fort Worth, Texas	February 28, 2019	$64,000	$20,619	$1,145	$(249)

(1) Excludes net gain on disposition

NOTE 6 – DISPOSITION OF PROPERTY

The following table presents details of the Company’s disposition activity during the year ended December 31, 2019 (in thousands):

Multifamily Community	Location	Sale Date	Contract Sales Price	Net Gain on Disposition	Revenue Attributable to Property Sold	Net Loss to Property Sold (1)
Overton Trails	Fort Worth, Texas	February 28, 2019	$64,000	$20,619	$1,143	$(249)

(1) Excludes net gain on disposition